Consolidated Statements of Other Comprehensive Income - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	₸ 848,770	₸ 588,844	₸ 435,214
Items that will not be reclassified subsequently to profit or loss:
Movement in investment revaluation reserve for equity instruments at FVTOCI	42	(68)	86
Items that may be reclassified subsequently to profit or loss:
Gains (losses) arising during the period, net of tax KZT Nil	15,274	(9,623)	(2,201)
Foreign exchange differences on translation of foreign operations	(13)	(161)	(18)
Expected recoveries/(credit losses) recognized in profit or loss	669	(2,053)	43
Reclassification of gains (losses) included in profit or loss, net of tax KZT Nil	3,149	(18)	(511)
Total other comprehensive income	19,121	(11,923)	(2,601)
Total Comprehensive Income	867,891	576,921	432,613
Attributable to:
Shareholders of the Company	860,271	573,228	429,340
Non-controlling interest	₸ 7,620	₸ 3,693	₸ 3,273